Income Tax Reconciliation (unaudited) (Details Narrative) - USD ($)	Dec. 31, 2016	Jan. 13, 2016
Income Tax Disclosure [Abstract]
Partners equity	$ 2,282,661
Partners equity for federal income tax	$ 2,778,604